UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2008
                                               ------------------

Check here if Amendment |_|; Amendment Number:
                                                -----
This Amendment (Check only one.):   |_| is a restatement.
                                    |_| adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:       Expo Capital Management, LLC
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Address:    11111 Santa Monica Blvd
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            Suite 770
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            Los Angeles, CA 90025
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Form 13F File Number: 28-12799

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Jim McCoy
          --------------------------------------------
Title:    COO & Partner
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Phone:    (310) 201-7909
          --------------------------------------------

Signature, Place, and Date of Signing:

/s/ Jim McCoy               Los Angeles, California               11/14/08
---------------------  ------------------------------------   -----------------
[Signature]                      [City, State]                     [Date]

Report Type (Check only one.):

|X| 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

|_| 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

|_| 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                                    FORM 13F
                                  SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                         0
                                              --------------

Form 13F Information Table Entry Total:                   26
                                              --------------

Form 13F Information Table Value Total:             $125,709
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                                                (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

EXPO CAPITAL MANAGEMENT, LLC                        FORM 13F INFORMATION TABLE                                    SEPTEMBER 30, 2008

                                                            VALUE     SHRS OR   SH/  PUT/  INVESTMENT   OTHER      VOTING AUTHORITY
NAME OF ISSUER                  TITLE OF CLASS    CUSIP    (x$1000)   PRN AMT   PRN  CALL  DISCRETION  MANAGERS   SOLE   SHARED NONE
------------------------------------------------------------------------------------------------------------------------------------
ALPHARMA INC-CL A A             Common          020813101   4,611      125,000  SH            sole               125,000
BECKMAN COULTER INC             Common          075811109   4,614       65,000  SH            sole                65,000
GENENTECH INC                   Common          368710406   7,094       80,000  SH            sole                80,000
ECLIPSYS CORP                   Common          278856109   4,713      225,000  SH            sole               225,000
HOSPIRA INC                     Common          441060100   4,584      120,000  SH            sole               120,000
K V PHARMACEUTICAL CO-CL A      Common          482740206   4,314      190,000  SH            sole               190,000
OMNICARE INC                    Common          681904108   4,890      170,000  SH            sole               170,000
RESMED INC                      Common          761152107   4,515      105,000  SH            sole               105,000
SHIRE PHARMACEUTICALS GROUP ADR Common          82481R106   5,395      113,000  SH            sole               113,000
ST JUDE MEDICAL INC             Common          790849103   4,566      105,000  SH            sole               105,000
WYETH                           Common          983024100   4,617      125,000  SH            sole               125,000
CALL GENENTECH INC OCT0100.00   Option          3687108JT     193        2,500  SH   CALL     sole                 2,500
AMGEN INC                       Nasdaq OTC      031162100   5,156       87,000  SH            sole                87,000
CELGENE CORP                    Nasdaq OTC      151020104   5,378       85,000  SH            sole                85,000
CEPHALON INC                    Nasdaq OTC      156708109   4,649       60,000  SH            sole                60,000
CERNER CORP                     Nasdaq OTC      156782104   5,356      120,000  SH            sole               120,000
ILLUMINA INC                    Nasdaq OTC      452327109   4,458      110,000  SH            sole               110,000
MASIMO CORP                     Nasdaq OTC      574795100   4,650      125,000  SH            sole               125,000
MENTOR CORP MINN                Nasdaq OTC      587188103   6,800      285,000  SH            sole               285,000
NUVASIVE INC                    Nasdaq OTC      670704105   4,686       95,000  SH            sole                95,000
PERRIGO CO                      Nasdaq OTC      714290103   6,345      165,000  SH            sole               165,000
SONOSITE INC                    Nasdaq OTC      83568G104   4,082      130,000  SH            sole               130,000
STEWART ENTERPRISES INC-CL A    Nasdaq OTC      860370105   5,895      750,000  SH            sole               750,000
MERIDIAN DIAGNOSTICS INC        Nasdaq OTC      589584101   4,791      165,000  SH            sole               165,000
VERTEX PHARMACEUTICALS INC      Nasdaq OTC      92532F100   4,487      135,000  SH            sole               135,000
WRIGHT MEDICAL GROUP INC        Nasdaq OTC      98235T107   4,870      160,000  SH            sole               160,000